Note 9 - Leases - Refundable Guarantee Deposits (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Refundable guarantee deposits	¥ 3,060,365	¥ 3,084,681
Head Office [Member]
Refundable guarantee deposits	2,462,266	2,462,266
Sales and Subsidiaries Offices [Member]
Refundable guarantee deposits	518,759	551,242
Others [Member]
Refundable guarantee deposits	¥ 79,340	¥ 71,173